THE LAZARD FUNDS, INC.
Supplement to Prospectus
Dated May 1, 2003

Listed below are estimated per share rates to be distributed from ordinary income and capital gains for certain Portfolios of The Lazard Funds, Inc. The indicated Portfolios will be paying this distribution on August 20, 2003. The record date will be August 18, 2003, and the ex-dividend date will be August 19, 2003.

                                         Estimated Ordinary       Estimated Short-Term           Estimated Long-Term
                                         Income Dividend             Capital Gain                   Capital Gain
    Portfolio                               Per Share             Distribution Per Share         Distribution Per Share
    ----------------------------------- ---------------------- ----------------------------- --------------------------------

    Lazard Equity
        Institutional Shares                    $0.002                     --                       --
        Open Shares                              --                        --                       --

    Lazard Mid Cap
        Institutional Shares                    $0.03                      --                       --
        Open Shares                              --                        --                       --

    Lazard International Equity
        Institutional Shares                    $0.11                      --                       --
        Open Shares                              --                        --                       --

    Lazard International Equity Select
        Institutional Shares                    $0.001                     --                       --
        Open Shares                              --                        --                       --

    Lazard Emerging Markets
        Institutional Shares                    $0.004                     --                       --
        Open Shares                              --                        --                       --

    Lazard Mortgage
        Institutional Shares                     --                       $0.15                     --

Please be advised that these estimates may change prior to the record date due to changes in the number of shares outstanding. The Fund will send complete tax information pertaining to your account in January 2004. Please consult your tax advisor as to how these distributions may affect your individual tax situation.

August 14, 2003